Investment Securities (Schedule of Unrealized Loss on Investments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	$ 1,391	$ 4,886
Available-for-sale Securities, Unrealized Loss Less than 12 months	(45)	(219)
Available-for-sale Securities, Fair value 12 months or longer	257	94
Available-for-sale Securities, Unrealized Loss 12 months or longer	(36)	(10)
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	1,011	4,116
Available-for-sale Securities, Unrealized Loss Less than 12 months	(6)	(71)
Available-for-sale Securities, Fair value 12 months or longer	39	76
Available-for-sale Securities, Unrealized Loss 12 months or longer	(2)	(4)
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	244	179
Available-for-sale Securities, Unrealized Loss Less than 12 months	(1)	(2)
Available-for-sale Securities, Fair value 12 months or longer	0	0
Available-for-sale Securities, Unrealized Loss 12 months or longer	0	0
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	11	197
Available-for-sale Securities, Unrealized Loss Less than 12 months	0	(1)
Available-for-sale Securities, Fair value 12 months or longer	0	0
Available-for-sale Securities, Unrealized Loss 12 months or longer	0	0
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	493	2,302
Available-for-sale Securities, Unrealized Loss Less than 12 months	(2)	(39)
Available-for-sale Securities, Fair value 12 months or longer	23	45
Available-for-sale Securities, Unrealized Loss 12 months or longer	(1)	(2)
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	143	994
Available-for-sale Securities, Unrealized Loss Less than 12 months	(1)	(13)
Available-for-sale Securities, Fair value 12 months or longer	1	1
Available-for-sale Securities, Unrealized Loss 12 months or longer	0	0
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	120	444
Available-for-sale Securities, Unrealized Loss Less than 12 months	(2)	(16)
Available-for-sale Securities, Fair value 12 months or longer	15	30
Available-for-sale Securities, Unrealized Loss 12 months or longer	(1)	(2)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	380	770
Available-for-sale Securities, Unrealized Loss Less than 12 months	(39)	(148)
Available-for-sale Securities, Fair value 12 months or longer	218	18
Available-for-sale Securities, Unrealized Loss 12 months or longer	$ (34)	$ (6)